6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP. (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Merger Agreement Pacific Energy Development Corp. Details Narrative
Loss on debt extinguishment	$ 159,913
Centurion forgave Principal and interest balance	$ 169,181